Commitments and Contingencies - Additional Information (Details)				1 Months Ended	12 Months Ended
	Jan. 22, 2021 USD ($)	Oct. 13, 2020 USD ($)	Aug. 17, 2020 USD ($)	Jan. 31, 2020 Center	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019
Loss Contingencies [Line Items]
Number of Obalon-branded retail treatment centers | Center				2
Right-of-use asset impairment					$ 400,000
Operating lease, discount rate					6.00%		7.00%
Rent expense					$ 700,000	$ 600,000
Operating lease payments					200,000	$ 500,000
Other Current Assets
Loss Contingencies [Line Items]
Insurance Receivable					3,150,000
Other Current Liabilities
Loss Contingencies [Line Items]
Litigation liability					$ 3,150,000
Subsequent Event
Loss Contingencies [Line Items]
Payment for the writ	$ 338,000
Minimum
Loss Contingencies [Line Items]
Operating lease, remaining lease term					1 year 2 months 12 days
Maximum
Loss Contingencies [Line Items]
Operating lease, remaining lease term					4 years 6 months
Threatened Litigation
Loss Contingencies [Line Items]
Damages sought		$ 113,000
Settled Litigation
Loss Contingencies [Line Items]
Litigation settlement, payment to plaintiffs			$ 3,150,000